Segment Reporting - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Other operating expenses	€ 136,503,887	€ 133,847,295	€ 109,839,154
Carrying amount of accounts receivable	17,732,933	11,234,308
Revenues	76,442,505	66,790,840	49,743,515
Total investments	2,466,000	13,150,000	2,913,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other operating expenses	19,969,000	15,835,000	13,212,000
Revenues	0	0	0
Total investments	268,000	204,000	374,000
Germany [member]
Disclosure of operating segments [line items]
Revenues	309,000	851,000	1,621,000
Non-current assets, excluding deferred tax assets	136,100,000	42,200,000
Total investments	2,400,000	13,100,000
Netherlands [member]
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets	13,700,000	32,600,000
Total investments	100,000	100,000
Single most important customer [member]
Disclosure of operating segments [line items]
Carrying amount of accounts receivable	5,900,000	5,100,000
Proprietary development segment [member]
Disclosure of operating segments [line items]
Total impairments	19,200,000	9,900,000	10,100,000
Proprietary development segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues	49,500,000
Proprietary development segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues		16,800,000
Proprietary development segment [member] | Third largest customer [member]
Disclosure of operating segments [line items]
Revenues	3,900,000
Partnered discovery segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues		36,900,000	42,100,000
Partnered discovery segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues	€ 19,000,000		2,500,000
Partnered discovery segment [member] | Third largest customer [member]
Disclosure of operating segments [line items]
Revenues		€ 6,700,000	€ 2,500,000